Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	CREDIT SUISSE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000941568
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 18, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2012
Commodity Return Strategy Portfolio (Prospectus Summary) | Commodity Return Strategy Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCRSX